Risk Management Policies - Disclosure of Exposure to the Group's Exchange Risk by Currency Type (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Currency Risk Exposure [line items]
Assets	$ 100,363,273	$ 113,840,985	$ 80,798,154
Liabilities	118,259,386	107,959,202	$ 82,264,404
Exchange rate risk [member]
Disclosure Of Currency Risk Exposure [line items]
Assets	42,040,586	31,034,251
Liabilities	40,805,258	26,551,122
Derivatives	13,405	2,746
Net position	1,248,733	4,485,875
Exchange rate risk [member] | US Dollar [member]
Disclosure Of Currency Risk Exposure [line items]
Assets	41,462,284	30,597,536
Liabilities	40,327,318	26,114,417
Derivatives	13,405	2,746
Net position	1,148,371	4,485,865
Exchange rate risk [member] | Euro [member]
Disclosure Of Currency Risk Exposure [line items]
Assets	463,781	434,590
Liabilities	474,602	434,580
Net position	(10,821)	10
Exchange rate risk [member] | Others [member]
Disclosure Of Currency Risk Exposure [line items]
Assets	114,521	2,125
Liabilities	3,338	$ 2,125
Net position	$ 111,183